Commitments and contingent liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Capital commitment	¥ 0
Contingent liabilities	¥ 0	¥ 0